EXPLORATION EXPENSE	6 Months Ended
Jun. 30, 2021
Exploration Expense
EXPLORATION EXPENSE

14. EXPLORATION EXPENSE

Exploration expenses were incurred on the following projects:

	Three months ended		Six months ended
	June 30	June 30	June 30	June 30
	2021	2020	2021	2020
	$	$	$	$
Platosa	936	75	1,353	177
Evolución	115	90	278	294
Silver City	513	53	717	120
Kilgore	236	40	525	40
	1,800	258	2,873	631